Financial Instruments (Details) - Schedule of maturity profile of company's financial liabilities based on contractual undiscounted payments - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Financial Instruments (Details) - Schedule of maturity profile of company's financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables		$ 25,104	$ 16,110
Assumed liabilities	[1]	61,915
Other accounts payables		7,142	7,547
Bank loans (including interest)		21,188	281
Lease liabilities (including interest)		4,772	5,230
Financial liabilities		120,121	29,168
Less than one year [Member]
Financial Instruments (Details) - Schedule of maturity profile of company's financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables		25,104	16,110
Assumed liabilities	[1]	17,986
Other accounts payables		7,142	7,547
Bank loans (including interest)		3,049	244
Lease liabilities (including interest)		1,307	1,238
Financial liabilities		54,588	25,139
1 to 2 [Member]
Financial Instruments (Details) - Schedule of maturity profile of company's financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables
Assumed liabilities	[1]	11,203
Other accounts payables
Bank loans (including interest)		4,773	37
Lease liabilities (including interest)		1,100	1,002
Financial liabilities		17,076	1,039
2 to 3 [Member]
Financial Instruments (Details) - Schedule of maturity profile of company's financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables
Assumed liabilities	[1]	4,671
Other accounts payables
Bank loans (including interest)		4,677
Lease liabilities (including interest)		849	806
Financial liabilities		10,197	806
3 to 5 [Member]
Financial Instruments (Details) - Schedule of maturity profile of company's financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables
Assumed liabilities	[1]	7,598
Other accounts payables
Bank loans (including interest)		8,689
Lease liabilities (including interest)		1,485	1,436
Financial liabilities		17,772	1,436
6 and thereafter [Member]
Financial Instruments (Details) - Schedule of maturity profile of company's financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables
Assumed liabilities	[1]	20,457
Other accounts payables
Bank loans (including interest)
Lease liabilities (including interest)		31	748
Financial liabilities		$ 20,488	$ 748

[1]	Due the nature of the account which include infinite payments for royalties and milestones to third party the assumed liabilities reflect the discounted amount. see Note 19e